Financial Results	12 Months Ended
Dec. 31, 2017
Financial Results [Abstract]
Financial Results
31.	FINANCIAL RESULTS.

Financial income and costs for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Financial Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	8,377,023	5,733,428	2,566,017
Interests charged to customers in energy accounts and billing	8,556,587	—	—
Other financial income	4,729,078	17,372,473	12,704,152
Total Financial Income	21,662,688	23,105,901	15,270,169

	For the years ended December 31,
	2017	2016	2015
Financial Costs	ThCh$	ThCh$	ThCh$
Financial Costs	(53,510,882)	(58,199,382)	(66,700,698)
Bank loans	(12,585)	(2,034,277)	(131,502)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Financial leasing	(811,172)	(780,953)	(1,039,013)
Valuation of financial derivatives	(1,067,820)	(824,922)	(1,725,211)
Financial provisions (1)	(2,347,087)	(2,551,211)	(1,881,826)
Post-employment benefit obligations (2)	(2,678,300)	(2,517,406)	(2,299,944)
Debt formalization expenses and other associated expenses	(836,174)	—	—
Capitalized borrowing costs	4,078,463	3,001,211	2,221,329
Other financial costs	(7,127,954)	(8,223,335)	(10,146,823)
Loss from indexed assets and liabilities (*)	916,666	1,631,840	4,839,077
Foreign currency exchange differences (**)	8,516,874	12,978,471	(51,277,332)
Total Financial Costs	(44,077,342)	(43,589,071)	(113,138,953)

Total Financial Results	(22,414,654)	(20,483,170)	(97,868,784)

(1)	See note 22.
(2)	See note 23.

(*) and (**) The effects on financial results from exchange differences and the application of indexed assets and liabilities originated from the following:

	For the years ended December 31,
	2017	2016	2015
Profit (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Other financial assets	4,659,933	7,237,000	10,153,342
Other non-financial assets	—	—	840,108
Trade and other receivables	155,158	1,077,086	745,270
Current tax assets and liabilities	1,654,538	2,349,415	6,052,524
Other financial liabilities (financial debt and derivative instruments)	(5,551,163)	(9,014,858)	(12,864,959)
Trade and other payables	(1,800)	(16,803)	(73,133)
Other provisions	—	—	(14,075)
Total	916,666	1,631,840	4,839,077

	For the years ended December 31,
	2017	2016	2015
Foreign Currency Exchange Differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	2,931,086	240,451	5,021,381
Other financial assets	10,895,862	25,476,638	10,637,768
Trade and other receivables	390,764	2,595,997	10,313,151
Current tax assets and liabilities	(188,270)	—	—
Other financial liabilities (financial debt and derivative instruments)	(4,358,937)	(18,538,354)	(30,533,746)
Trade and other payables	(1,152,505)	3,203,739	(46,715,886)
Other non-financial liabilities	(1,126)	—	—
Total	8,516,874	12,978,471	(51,277,332)